Subsequent Events	3 Months Ended
Jul. 31, 2011
Subsequent Events
Subsequent Events [Text Block]

NOTE 6 – SUBSEQUENT EVENTS

Effective August 23, 2011, Toron Inc. (the “Company”, “we”, “us”, “our”) entered into a mining property acquisition agreement (the "Acquisition Agreement") with Stephan Leblanc and Glenn Griesbach (collectively, the "Vendor"), whereby the Company has agreed to acquire an undivided one hundred percent (100%) interest in and to an aggregate of 62 mineral claims located in the Province of Quebec, Canada (the “Claims”).

Pursuant to the Acquisition Agreement, we have agreed to pay to the Vendor, in consideration of an undivided 100% interest in and to the Claims, an aggregate of 2,000,000 post-split common shares of our common stock at $0.10 per share and $100,000 in cash consideration to paid in four (4) installments as follows:

i.                     Deposit: a non-refundable deposit of $5,000 to paid to the Vendor upon signing of the Acquisition Agreement;

ii.                    Stage 1: in consideration of the 22 claims constituting “Block 1” (as defined in the Acquisition Agreement) the Company shall pay 700,000 post-split shares of the Company’s common stock and $35,000 cash consideration on or before September 30, 2011;

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iii.                  Stage 2: in consideration of the 20 claims constituting “Block 2” (as defined in the Acquisition Agreement) the Company shall pay 700,000 post-split shares of the Company’s common stock and $35,000 cash consideration within 45 days following the completion of Stage 1;

iv.                  Stage 3: in consideration of the 20 claims constituting “Block 3” (as defined in the Acquisition Agreement”) the Company shall issue 600,000 post-split shares of the Company’s common stock and $25,000 in cash consideration within 45 days following the completion of Stage 2.

Pursuant to the Acquisition Agreement the Vendor will hold the Claims in trust for the Company until such time as we have incorporated a subsidiary incorporated under the federal laws of Canada, whereafter the Claims shall be registered in the name of that subsidiary.  The Claims shall be subject to a 2% net smelter royalty payable to the Vendor of which 1% may be purchased back from the Vendor in consideration of $500,000.

These 2,000,000 common shares of our common stock authorized to be issued as consideration pursuant to the Acquisition Agreement were issued to two (2) non-U.S. persons as those terms are defined in Regulation S of the Securities Act of 1933, as amended) in reliance on Regulation S of the Securities Act of 1933.